Significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Accounting Policies [Abstract]
Schedule of useful life for property plant and equipment [Table Text Block]
Asset	Life
Machinery and equipment	3 - 10 years
Computer equipment and software	3 - 5 years
Furniture and fixtures	7 - 10 years
Leasehold improvements	Over the lease period

Asset	Life
Machinery and equipment	3 - 10 years
Computer equipment and software	3 - 5 years
Furniture and fixtures	7 - 10 years
Leasehold improvements	Over the lease period

Schedule of finite-lived intangible assets [Table Text Block]
Intangible asset	Life

Tradename - Trademarks	5 years
Non-competes	5 years
Intellectual Property	5 years
Customer Base	15 years

Intangible asset	Life

Tradename - Trademarks	5 years
Non-competes	5 years
Intellectual Property	5 years
Customer Base	15 years